UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way, Suite 120-D
         Orinda, CA  94563

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     Orinda, CA     October 30, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $583,467 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107      167    50000 SH       SOLE                    50000        0        0
ANHEUSER BUSCH COS INC         COM              035229103      779    12000 SH       SOLE                    12000        0        0
BED BATH & BEYOND INC          COM              075896100    37648  1198601 SH       SOLE                  1198601        0        0
CAPITALSOURCE INC              DBCV 1.625% 3/1  14055XAF9     2356  2500000 PRN      SOLE                  2500000        0        0
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7    10008 13570000 PRN      SOLE                 13570000        0        0
CARDINAL HEALTH INC            COM              14149Y108    46025   933959 SH       SOLE                   933959        0        0
CHEVRON CORP NEW               COM              166764100      412     5000 SH       SOLE                     5000        0        0
CITADEL BROADCASTING CORP      COM              17285T106       24    30904 SH       SOLE                    30904        0        0
CLOROX CO DEL                  COM              189054109    50579   806806 SH       SOLE                   806806        0        0
COMCAST CORP NEW               CL A             20030N101    27382  1394910 SH       SOLE                  1394910        0        0
EXXON MOBIL CORP               COM              30231G102      237     3046 SH       SOLE                     3046        0        0
MICROSOFT CORP                 COM              594918104    67431  2526441 SH       SOLE                  2526441        0        0
NEKTAR THERAPEUTICS            COM              640268108      320    89000 SH       SOLE                    89000        0        0
NIKE INC                       CL B             654106103    71065  1062250 SH       SOLE                  1062250        0        0
PAYCHEX INC                    COM              704326107    83042  2514146 SH       SOLE                  2514146        0        0
PROGRESSIVE CORP OHIO          COM              743315103    54552  3135198 SH       SOLE                  3135198        0        0
ROHM & HAAS CO                 COM              775371107      980    14000 SH       SOLE                    14000        0        0
SEALED AIR CORP NEW            COM              81211K100    29739  1352390 SH       SOLE                  1352390        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    19995   317929 SH       SOLE                   317929        0        0
US BANCORP DEL                 COM NEW          902973304      354     9834 SH       SOLE                     9834        0        0
WATERS CORP                    COM              941848103    18335   315145 SH       SOLE                   315145        0        0
WELLS FARGO & CO NEW           COM              949746101    62037  1653006 SH       SOLE                  1653006        0        0